UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

January 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Alabama — 3.7%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$4,880,000	$4,813,827
Jefferson County, AL, Sewer Revenue	0.000%	10/1/50	20,000,000	9,777,200	(a)
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	1,750,000	1,738,678
Subordinated Lien Warrants	6.500%	10/1/53	10,750,000	10,688,187
Total Alabama				27,017,892
Arizona — 1.8%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	1,000,000	999,960
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,182,000
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,382,550
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,184,940
Total Arizona				12,749,450
California — 9.9%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,590,000	1,684,351
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,583,790
California EFA Revenue:
College and University Financing Program	5.000%	2/1/14	1,595,000	1,595,000
College and University Financing Program	5.000%	2/1/15	1,355,000	1,380,013
College and University Financing Program	5.000%	2/1/15	315,000	330,123	(b)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	3,778,950
Various Capital Projects	5.125%	10/1/31	2,000,000	2,134,780
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,206,282
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,207,237
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,846,867
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,336,760
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	2,713,071
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	1,906,271
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	29,000,000	37,590,670
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,191,438
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,115,450
Total California				71,601,053

See Notes to Financial Statements.

24	Municipal High Income Portfolio 2014 Semi-Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 5.7%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	$2,585,000	$2,594,668
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,009,420
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,133,490	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	20,000,000	24,428,800
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,539,960
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,056,690	(c)
Total Colorado				40,763,028
Delaware — 2.1%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	14,000,000	13,967,240
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	985,330
Total Delaware				14,952,570
District of Columbia — 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,003,180
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,111,625
KIPP Charter School	6.000%	7/1/33	1,000,000	1,076,590
KIPP Charter School	6.000%	7/1/43	1,450,000	1,519,962
Total District of Columbia				5,711,357
Florida — 2.2%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	830,000	829,950
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	1,000,150	(d)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,109,995	(d)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,735,000	1,738,991
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	765,000	535,500	(e)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,322,550	(f)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,075,900	(f)
Total Florida				15,613,036
Georgia — 1.7%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,104,761

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	$1,000,000	$913,630
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	2,522,165
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,596,650
Total Georgia				12,137,206
Hawaii — 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	7.500%	11/15/15	1,555,000	1,558,157
Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,808,080
Total Hawaii				10,366,237
Illinois — 3.4%
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,251,658	(d)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	4,020,300	(g)
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	9,521,494	(g)
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,747,820
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,603,750
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,195,370
Total Illinois				24,340,392
Indiana — 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	10,146,400
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,042,690	(d)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,464,036
Total Indiana				12,653,126
Iowa — 1.2%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	4,200,000	4,151,742
Iowa Fertilizer Co. Project	5.250%	12/1/25	4,490,000	4,178,574
Total Iowa				8,330,316
Kentucky — 2.5%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	15,000,000	15,781,350

See Notes to Financial Statements.

26	Municipal High Income Portfolio 2014 Semi-Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	$2,500,000	$2,512,050
Total Kentucky				18,293,400
Louisiana — 0.4%
Epps, LA, COP	8.000%	6/1/18	775,000	356,453
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	631,224
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,571,410	(h)
Total Louisiana				2,559,087
Maryland — 6.6%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,012,860
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,190,710
Transportation Facilities Project	5.750%	6/1/35	21,625,000	22,083,234
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,180,850
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	9,851,760
Total Maryland				47,319,414
Massachusetts — 4.1%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,035,000	923,137	(d)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,512,800
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,077,500
Suffolk University	5.750%	7/1/39	13,740,000	14,279,433
Total Massachusetts				29,792,870
Michigan — 3.4%
Detroit, MI, Water Supply System Revenue:
Senior Lien	5.250%	7/1/41	5,000,000	4,598,850
Senior Lien, NATL	5.000%	7/1/34	1,000,000	924,090
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	11,201,600
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	929,820
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	914,830
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,813,080

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Saline, MI, EDC. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	$1,235,000	$1,129,815
Total Michigan				24,512,085
Missouri — 1.1%
Missouri State HEFA Revenue, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,092,740
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,091,550
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,692,135
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,047,010
Total Missouri				7,923,435
New Jersey — 5.5%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	402,732
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	7,795,360	(d)
Refunding	6.875%	1/1/37	11,000,000	10,892,750	(d)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,503,540
School Facilities Construction	1.640%	3/1/28	17,500,000	17,408,825	(a)
Total New Jersey				40,003,207
New Mexico — 1.1%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,561,964
COP, Jail Project Revenue	6.000%	4/1/23	500,000	448,155
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,453,412
COP, Jail Project Revenue	6.000%	4/1/28	500,000	411,595
Total New Mexico				7,875,126
New York — 5.2%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	21,870,000	23,410,741
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,228,950
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	935,000	991,923
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	2,395,000	1,263,338
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	1,885,000	1,831,768
Special Needs Facilities Pooled Program	8.125%	7/1/19	305,000	306,153
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,649,110
Total New York				37,681,983

See Notes to Financial Statements.

28	Municipal High Income Portfolio 2014 Semi-Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Ohio — 1.8%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence — GEAC, LLC	6.125%	5/1/26	$500,000	$488,350
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,240,000	2,242,262
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,050,950
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,182,950
Total Ohio				12,964,512
Oklahoma — 1.2%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	15,000	15,420	(d)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,071,110
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,478,870
Total Oklahoma				8,565,400
Pennsylvania — 2.9%
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	1,522,800	(e)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,215,360
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,515,935
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,029,000
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,024,170	(d)
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,736,145
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	613,747
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,508,855	(f)
Total Pennsylvania				21,166,012
Puerto Rico — 3.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,750,000	1,354,973	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	11,250,000	7,821,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	6,404,220
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	5,909,285
Total Puerto Rico				21,489,478

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	$980,000	$637,549
South Carolina — 0.3%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,101,220	(c)
Tennessee — 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	923,670
Texas — 20.0%
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,825,000	1,553,044
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,711,575
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	733,432
Capital Appreciation	0.000%	1/1/38	2,000,000	456,100
Capital Appreciation	0.000%	1/1/40	2,200,000	440,022
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,219,042
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,245,240
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible Cabs, Step bond	0.000%	10/1/35	4,000,000	2,502,640	(a)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,938,420	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	0.940%	6/1/22	5,635,000	5,573,297	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,573,323
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,645,930	(d)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	6,787,625	(d)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	5,000,000	5,182,150	(d)
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	335,036
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,502,500
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	890,000	893,240
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,600,600
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,230,600
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,002,162

See Notes to Financial Statements.

30	Municipal High Income Portfolio 2014 Semi-Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	$1,000,000	$1,045,970
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,067,340
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,300,000	(e)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,678,060
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	30,594,480
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	26,460,000	29,266,347
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,294,360
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,085,000
Uplift Education	5.875%	12/1/36	1,000,000	1,030,720
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	514,117
Total Texas				144,002,372
U.S. Virgin Islands — 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,077,575
Virginia — 1.8%
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,270,000	2,302,779	(d)
Residential Rental Mayfair Project	7.500%	10/1/39	2,275,000	2,323,844	(d)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,593,725
Total Virginia				13,220,348
Wisconsin — 0.3%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,065,500
Total Investments before Short-Term Investments (Cost — $703,448,612)				707,409,906
Short-Term Investments — 0.7%
Florida — 0.1%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.300%	10/1/28	400,000	400,000	(d)(i)(j)
Illinois — 0.1%
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.210%	7/1/18	600,000	600,000	(d)(i)(j)

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

January 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — 0.4%
New York City, NY, GO, LIQ-Dexia Credit Local	0.310%	4/1/35	$2,300,000	$2,300,000	(d)(i)(j)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.300%	3/1/34	1,100,000	1,100,000	(i)(j)
Total New York				3,400,000
Pennsylvania — 0.1%
Mercer County, PA, GO	0.270%	10/1/31	600,000	600,000	(i)(j)
Vermont — 0.0%
Vermont State Housing Finance Agency Revenue	0.250%	5/1/37	300,000	300,000	(d)(i)(j)
Total Short-Term Investments (Cost — $5,300,000)				5,300,000
Total Investments — 98.9% (Cost — $708,748,612#)				712,709,906
Other Assets in Excess of Liabilities — 1.1%				7,974,501
Total Net Assets — 100.0%				$720,684,407

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of January 31, 2014.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Illiquid security.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority

See Notes to Financial Statements.

32	Municipal High Income Portfolio 2014 Semi-Annual Report

Municipal High Income Portfolio

FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency

Summary of Investments by Industry†
Industrial revenue	28.4%
Health care	17.7
Transportation	15.5
Education	15.2
Special tax obligation	5.9
Water & sewer	4.6
Local general obligation	2.7
Leasing	2.4
Other	1.7
Pre-refunded/escrowed to maturity	1.6
Housing	1.4
Power	1.1
Solid waste/resource recovery	1.1
Short-term investments	0.7
100.0%

†	As a percentage of total investments. Please note that Portfolio holdings are as of January 31, 2014 and are subject to change.

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

January 31, 2014

Municipal High Income Portfolio

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AA/Aa	2.5%
A	25.0
BBB/Baa	47.9
BB/Ba	6.3
B/B	4.2
A-1/VMIG 1	0.7
NR	13.4
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Portfolio will treat the security as being rated in the lowest rating category received from a NRSRO.

See Notes to Financial Statements.

34	Municipal High Income Portfolio 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2014

Assets:
Investments, at value (Cost — $708,748,612)	$712,709,906
Cash	5,451
Interest receivable	8,036,193
Receivable for securities sold	85,000
Total Assets	720,836,550

Liabilities:
Payable to broker — variation margin on open futures contracts	71,875
Accrued expenses	80,268
Total Liabilities	152,143
Total Net Assets	$720,684,407

Represented by:
Paid-in-capital	$720,684,407

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Semi-Annual Report	35

Statement of operations (unaudited)

For the Six Months Ended January 31, 2014

Investment Income:
Interest	$21,475,985

Expenses:
Fund accounting fees	42,979
Legal fees	34,639
Audit and tax	23,965
Trustees’ fees	7,066
Custody fees	2,972
Offering costs	1,303
Miscellaneous expenses	4,130
Total Expenses	117,054
Net Investment Income	21,358,931

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(13,103,047)
Futures contracts	388,755
Net Realized Loss	(12,714,292)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(1,348,485)
Futures contracts	(672,193)
Change in Net Unrealized Appreciation (Depreciation) from Investments	(2,020,678)
Net Loss on Investments and Futures Contracts	(14,734,970)
Increase in Net Assets from Operations	$6,623,961

See Notes to Financial Statements.

36	Municipal High Income Portfolio 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2014 (unaudited) and the Period Ended July 31, 2013	2014	2013[1]

Operations:
Net investment income	$21,358,931	$34,537,040
Net realized gain (loss)	(12,714,292)	16,373,699
Change in net unrealized appreciation (depreciation)	(2,020,678)	5,309,778
Increase in Net Assets From Operations	6,623,961	56,220,517

Capital Transactions:
Proceeds from contributions	41,651,185	1,033,683,543
Value of withdrawals	(216,804,374)	(200,690,425)
Increase (Decrease) in Net Assets From Capital Transactions	(175,153,189)	832,993,118
Increase (Decrease) in Net Assets	(168,529,228)	889,213,635

Net Assets:
Beginning of period	889,213,635	—
End of period	$720,684,407	$889,213,635

[1]	For the period November 29, 2012 (commencement of operations) to July 31, 2013.

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Semi-Annual Report	37

Financial highlights

For the years ended July 31, unless otherwise noted:
	2014[1]	2013[2]

Net asset value, end of period (millions)	$721	$889
Total return[3]	1.15%	(1.50)%

Ratios to average net assets:
Gross expenses[4]	0.03%	0.03%
Net expenses[4,5]	0.03	0.03
Net investment income[4]	5.38	4.94

Portfolio turnover rate	6%	33%

[1]	For the six months ended January 31, 2014 (unaudited).

[2]	For the period November 29, 2012 (commencement of operations) to July 31, 2013.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

38	Municipal High Income Portfolio 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At January 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Municipal High Income Portfolio 2014 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among the market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

40	Municipal High Income Portfolio 2014 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$707,409,906	—	$707,409,906
Short-term investments†	—	5,300,000	—	5,300,000
Total investments	—	$712,709,906	—	$712,709,906

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$672,193	—	—	$672,193

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Municipal High Income Portfolio 2014 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Credit and market risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(i) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

42	Municipal High Income Portfolio 2014 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$45,138,153
Sales	189,825,713

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,351,414
Gross unrealized depreciation	(25,390,120)
Net unrealized appreciation	$3,961,294

At January 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	230	3/14	$30,054,370	$30,726,563	$(672,193)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2014.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$672,193

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

Municipal High Income Portfolio 2014 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended January 31, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$388,755

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(672,193)

During the six months ended January 31, 2014, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$15,163,455

The following table presents by financial instrument, the Portfolio’s derivative liabilities net of the related collateral pledged by the Portfolio at January 31, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3,4]	Net Amount
Futures contracts[5]	$71,875	$(71,875)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	See the accompanying Schedule of Investments for securities pledged as collateral for certain derivatives.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of

44	Municipal High Income Portfolio 2014 Semi-Annual Report

Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal. In November 2013, the U.S. Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the case in its entirety. On November 26, 2013, Plaintiff filed a petition for panel rehearing and for rehearing en banc with the U.S. Court of Appeals for the Second Circuit. On January 13, 2014, the appeals court denied Plaintiff’s petition.

6. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Municipal High Income Portfolio 2014 Semi-Annual Report	45

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Municipal High Income Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Municipal High Income SMASh Fund (“Municipal High Income SMASh”), a series of Legg Mason Partners Institutional Trust, and Western Asset Municipal High Income Fund (“Municipal High Income Fund”), a series of Legg Mason Partners Income Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

46	Municipal High Income Portfolio

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund. For Municipal High Income Fund, the Board considered the performance of the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board noted that Municipal High Income SMASh was recently organized and

Municipal High Income Portfolio	47

Board approval of management and subadvisory agreements (unaudited) (cont’d)

had not yet completed a full year of operations. In addition, the Board considered that the Manager had indicated that given Municipal High Income SMASh’s unique fee structure it did not readily fit into any category of funds maintained by Lipper, and that, as a result, information comparing the Feeder Fund’s performance to its benchmark would be a better measure for evaluating the Feeder Fund’s performance.

The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level, if any), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of Municipal High Income Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing Municipal High Income Fund’s performance against its benchmark and against its peers. In addition, the Board considered Municipal High Income Fund’s performance in light of overall financial market conditions.

The information comparing Municipal High Income Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as high yield municipal debt funds by Lipper, showed, among other data, that Municipal High Income Fund’s performance for the 1-year period ended June 30, 2013 was below the median and that its performance for the 3-, 5- and 10-year periods ended June 30, 2013 was above the median. The Board noted the explanations from the Manager and the Subadviser concerning Municipal High Income Fund’s relative performance versus the peer group for the various periods.

The Board noted that Municipal High Income SMASh’s performance for the period from January 1, 2013 to September 30, 2013 was below that of its benchmark. The Board noted the explanations from the Manager and the Subadviser concerning Municipal High Income SMASh’s relative performance versus that of its benchmark.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered that the Fund is not expected to pay a management fee. The Board considered that the Feeder Funds’ assets would represent a significant portion of the Fund’s assets, and thus information about the fee arrangements and expenses of the Feeder Funds were relevant to their analysis. In this regard, the Board noted that the expense information provided for the Feeder Funds reflected both management fees and total expenses, as applicable, payable by the Feeder Funds as well as total expenses payable by the Fund. The Board noted that the Feeder Funds have entered into arrangements through which the Manager and/or its affiliates will be compensated by Municipal High Income Fund or, with respect to Municipal High Income SMASh, by sponsors of separately managed

48	Municipal High Income Portfolio

programs that will invest through Municipal High Income SMASh as further described below. The Board noted that the Manager considered this compensation to be sufficient.

The Board noted that it had previously reviewed information regarding fees charged by the Manager and the Subadviser to other U.S. clients investing primarily in an asset class similar to the asset class in which the Fund and the Feeder Funds were expected to invest, including, where applicable, separate accounts. In this regard, the Manager had reviewed with the Board the differences in the services provided to these different types of accounts, noting that the Fund would be provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager would coordinate and oversee the provision of services to the Fund by other Fund service providers. The Board considered the proposed contractual management fee arrangement in light of the differences required to manage these different types of accounts.

The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fee expected to be retained by the Manager after payment of the subadvisory fee with respect to Municipal High Income Fund. The Board noted that it had previously received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by Municipal High Income Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser to Municipal High Income Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for Municipal High Income Fund. In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and Municipal High Income Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board considered that the compensation expected to be paid to the Subadviser would be paid by the Manager, not Municipal High Income Fund.

The information comparing Municipal High Income Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail front-end load funds (including Municipal High Income Fund) classified as high yield municipal debt funds and chosen by Lipper to be comparable to Municipal High Income Fund, showed that Municipal High Income Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that Municipal High Income Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of Municipal High Income Fund’s expenses. The Board also considered that the current expense limitation applicable to certain of Municipal High Income Fund’s share classes is expected to continue through December 2015.

Municipal High Income Portfolio	49

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board noted that Municipal High Income SMASh does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of Municipal High Income SMASh, including Municipal High Income SMASh’s allocated share of the fees and expenses of the underlying mutual fund through which it invests, except for interest, brokerage fees, taxes and extraordinary expenses of Municipal High Income SMASh or the underlying mutual fund and fees and expenses of any other acquired fund. The Board considered that this arrangement is expected to continue through December 2015. In addition, the Board recognized that shareholders of Municipal High Income SMASh are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in Municipal High Income SMASh. In certain cases, a participant pays a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board considered that Municipal High Income SMASh pays no management fees to the Manager. The Board noted that the Manager has agreed to pay all operating expenses of Municipal High Income SMASh, including Municipal High Income SMASh’s allocated share of the fees and expenses of the underlying mutual fund through which it invests, except for interest, brokerage fees, taxes and extraordinary expenses of Municipal High Income SMASh or the underlying mutual fund and fees and expenses of any other acquired fund.

With respect to Municipal High Income Fund, the Board noted that the Contractual Management Fee includes breakpoints. The Board considered whether the breakpoint fee structure

50	Municipal High Income Portfolio

was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in Municipal High Income Fund’s asset levels. The Board noted that although Municipal High Income Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, its Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds with the same Lipper investment classification/objective at all asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Municipal High Income Portfolio	51

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.
Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 25, 2014